GENERAL (Acquisition of the business of Prema Asia Marketing PTE Ltd. ("Prema")) (Details) - Prema Asia Marketing PTE Ltd. [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2011	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Cash paid for acquisition	$ 500	$ 150	$ 150
Maximum contingent payment				$ 300